Summary Of Significant Accounting Policies (Stock-Based Compensation) (Details) (USD $)	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Accounting Policies [Abstract]
Weighted-average fair value (dollars per share)	$ 12.06	$ 12.22	$ 14.31
Dividend yield (percentage)	4.40%	4.00%	3.50%
Expected volatility of stock (percentage)	39.60%	39.70%	39.40%
Risk-free interest rate (percentage)	1.90%	0.80%	2.10%
Expected option life (years)	6 years 4 months 24 days	6 years 6 months	6 years 6 months